Lease liabilities (Table)	12 Months Ended
Dec. 31, 2019
Text Block Abstract [Abstract]
Summary of changes in the balance of lease liabilities
Changes in the balance of lease liabilities are presented below:

	Balance at 12.31.2018	Adoption of IFRS 16	Remeasurement / new contracts	Payment of principal and interest (*)	Interest expense	Foreign exchange gains and losses	Cumulative translation adjustment (CTA)	Transfer to assets and liabilities held for sale	Balance at 12.31.2019

In Brazil	185	5,628	1,239	(1,597)	376	160	(246)	(241)	5,504
Abroad	—	20,947	1,060	(3,655)	1,138	479	(445)	(1,167)	18,357

Total	185	26,575	2,299	(5,252)	1,514	639	(691)	(1,408)	23,861

Payments relating to liabilities held for sale				(84)
Amounts received				110
Payments relating to discontinued operations				19

Net cash used in financing activities				(5,207)

Summary of main information by class of underlying assets
The following table presents main information by class of underlying assets:

Present Value of Future Payments	Initial Application	Closing Balance	Recoverable taxes	Discount rate (%)	Average Period
Without readjustment
Vessels	7,162	7,199	271	4.4173 p.a.	5.1 years
Platforms	4,213	3,283	—	6.1264 p.a.	15.5 years
Others	472	319	7	2.8723 p.a.	2.3 years
With readjusment - abroad (*)
Vessels	1,123	1,050	—	5.4336 p.a.	8.7 years
Platforms	10,898	9,658	—	5.8219 p.a.	11.7 years
Others	86	45	—	2.3401 p.a.	0.9 years
With readjusment - Brazil
Vessels	1,489	1,147	101	6.8919 p.a.	4.5 years
Properties	798	859	16	8.4804 p.a.	20.7 years
Others	334	301	20	6.9033 p.a.	3.2 years

TOTAL	26,575	23,861	415	6.0033 p.a.	9.8 years

Summary of maturity schedule of the lease arrangements
A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2020	2021	2022	2023	2024	2025 onwards	Total	Recoverable taxes
Without readjustment
Vessels	2,390	1,943	1,347	954	619	945	8,198	300
Platforms	563	397	321	306	306	3,285	5,178	—
Others	151	123	10	18	1	30	333	8
With readjusment - abroad (*)
Vessels	169	155	155	155	156	556	1,346	—
Platforms	1,911	1,808	1,281	892	847	6,846	13,585	—
Others	41	3	1	—	—	—	45	—
With readjusment - Brazil
Vessels	406	327	215	164	126	133	1,371	121
Properties	116	138	134	111	104	1,248	1,851	20
Others	153	90	47	36	5	14	345	15

TOTAL	5,900	4,984	3,511	2,636	2,164	13,057	32,252	464